(LOSS) EARNINGS PER SHARE (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	Diluted weighted average number of shares excluded 9,431,737 (2016 - 2,880,893) options that were anti-dilutive for the year ended December 31, 2017.